Borrowings - Reconciliation of movement in financial liabilities to cash flow statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Borrowings
Net debt at beginning of the year	£ (7,907)	£ (8,514)
Cash flows	480	708
Foreign exchange	187	(88)
Fair value adjustments, interest and reclassification	(23)	(13)
Net debt at end of the year	(7,263)	(7,907)
Total financial liabilities arising from financing activities
Borrowings
Net debt at beginning of the year	(10,114)	(9,508)
Cash flows	1,335	(584)
Foreign exchange	236	(9)
Fair value adjustments, interest and reclassification	(23)	(13)
Net debt at end of the year	(8,566)	(10,114)
Long-term borrowings
Borrowings
Net debt at beginning of the year	(8,567)	(8,711)
Cash flows	(40)	(1,214)
Foreign exchange	226	16
Fair value adjustments, interest and reclassification	693	1,342
Net debt at end of the year	(7,688)	(8,567)
Short-term borrowings
Borrowings
Net debt at beginning of the year	(1,394)	(558)
Cash flows	1,346	562
Foreign exchange	6	(27)
Fair value adjustments, interest and reclassification	(725)	(1,371)
Net debt at end of the year	(767)	(1,394)
Lease liabilities
Borrowings
Net debt at beginning of the year	(123)	(137)
Cash flows	60	60
Foreign exchange	2	3
Fair value adjustments, interest and reclassification	(72)	(49)
Net debt at end of the year	(133)	(123)
Derivative financial instruments
Borrowings
Net debt at beginning of the year	(30)	(102)
Cash flows	(31)	8
Foreign exchange	2	(1)
Fair value adjustments, interest and reclassification	81	65
Net debt at end of the year	22	(30)
Cash and cash equivalents net of bank overdrafts
Borrowings
Net debt at beginning of the year	2,207	994
Cash flows	(855)	1,292
Foreign exchange	(49)	(79)
Net debt at end of the year	£ 1,303	£ 2,207